Other Investments - Additional Information (Detail) - 12 months ended Dec. 31, 2017 $ in Millions	USD ($)	EUR (€)	USD ($)
Other investments 1 [abstract]
Other Investments	$ 4.5
Fair value of conversion option | €		€ 0
Conversion of loans disbursed			$ 4.0